Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Balances and Transactions with Related Parties [Abstract]
Schedule of related party balances
					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2016		2017		2017
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	318	805	425	827	123	238

	318	805	425	827	123	238

Schedule of benefits for employment of key management personnel (including directors) employed

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2015		2016		2017		2017
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits (includes Company's CEO in 2015, 2016 and 2017)	5	3,423	7	6,040	5	7,816	2,254

Schedule of benefits for employment of key management personnel (including directors) not employed
							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2015		2016		2017		2017
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Key management personnel and related parties	2	444	-	-	-	-	-
Directors' fees	5	477	5	513	8	682	197

	7	921	5	513	8	682	197

Schedule of transactions with related parties

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2015		2016		2017		2017
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	713	1,422	1,063	1,544	634	2,661	183	767
General and administrative expenses	921	811	2,317	1,116	2,014	2,507	581	724

	1,634	2,233	3,380	2,660	2,648	5,168	764	1,491